Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

23. RELATED PARTY TRANSACTIONS

The Company’s related parties primarily consist of key management personnel. The Company considers directors and officers of Greenfire Resources Ltd. as key management personnel.

($ thousands)	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Salaries, benefits, and director fees	$3,808	$1,978	$873